Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
HCML Share Option Scheme
Share-based Compensation
A summary of share option activity and related information

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	£ per share	(years)	(in £’000)
Outstanding at January 1, 2016	442,365	5.16	6.53	10,061
Granted	693,686	19.70
Exercised	(92,705)	3.54
Cancelled	(3,750)	6.10
Outstanding at December 31, 2016	1,039,596	15.00	6.77	7,900
Granted	150,000	31.05
Exercised	(56,309)	5.16
Cancelled	(6,875)	6.10
Outstanding at December 31, 2017	1,126,412	17.69	6.29	43,158
Granted	1,060,626	46.87
Exercised	(210,708)	14.03
Cancelled	(120,845)	43.03
Outstanding at December 31, 2018	1,855,485	33.13	7.35	15,158
Vested and exercisable at December 31, 2016	767,376	14.64	6.66	6,106
Vested and exercisable at December 31, 2017	951,412	15.52	5.81	38,508
Vested and exercisable at December 31, 2018	803,204	16.77	4.84	14,843

Assumption for fair value of share options granted

	Year Ended December 31,
	2011	2013	2016	2017	2018
Weighted average grant date fair value of share options (in £ per share)	1.84	3.15	8.99	12.69	16.72
Significant inputs into the valuation model (weighted average):
Exercise price (in £ per share)	4.41	6.10	19.70	31.05	46.87
Share price at effective date of grant (in £ per share)	4.33	6.10	19.70	31.05	46.64
Expected volatility (note (a))	46.6%	36.0%	39.0%	36.3%	37.6%
Risk-free interest rate (note (b))	3.13%	3.16%	1.00%	1.17%	1.46%
Contractual life of share options (in years)	10	10	8	10	10
Expected dividend yield (note (c))	0%	0%	0%	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)

The risk‑free interest rates used in the Polynomial model are with reference to the sovereign yield of the United Kingdom because the Company’s ordinary shares are currently listed on AIM and denominated in £.

(c)	The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Polynomial model.

Summary of share option exercises

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Cash received from share options exercised	3,868	380	426
Total intrinsic value of share options exercised	9,394	2,290	1,907

Summary of share-based compensation expenses

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Research and development expenses	7,280	1,284	1,278
Administrative expenses	623	—	—
	7,903	1,284	1,278

HMHL Share Option Scheme
Share-based Compensation
Summary of share-based compensation expenses

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Research and development	—	32	502

LTIP
Share-based Compensation
Schedule of granted awards

	Maximum cash amount per annum	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
October 19, 2015	1.8	2014 – 2016	note (a)
March 24, 2016	0.3	note (b)	note (b)
March 15, 2017	0.4	note (c)	note (c)
March 15, 2017 and August 2, 2017	6.0	2017 – 2019	note (d)
December 15, 2017	0.5	2018 – 2019	note (d)
August 6, 2018	0.1	2018 – 2019	note (d)
December 14, 2018	1.5	2019	note (d)

Notes:

(a)The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs one business day after the publication date of the annual report of the Company for the financial year falling two years after the covered financial year to which the LTIP award relates.

(b)This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second,  third and fourth anniversaries of the date of grant.

(c)This award did not stipulate performance targets and vested one business day after the publication date of the annual report for the 2017 financial year.

(d)The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.

Schedule of treasury shares (in the form of ordinary shares or ADS of the Company) purchased and held by the Trustee

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2017	62,921	2,390
Purchased	35,095	1,367
Vested	(42,038)	(1,800)
As at December 31, 2017	55,978	1,957
Purchased	79,500	5,451
Vested	(23,375)	(731)
As at December 31, 2018	112,103	6,677

Summary of share-based compensation expenses

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Research and development expenses	1,000	1,894	850
Selling and administrative expenses	1,227	1,529	811
	2,227	3,423	1,661
Recorded with a corresponding credit to:
Liability	764	2,336	345
Additional paid-in capital	1,463	1,087	1,316
	2,227	3,423	1,661